Subsidiaries - Less Than Wholly Owned Subsidiaries of the Company That Have Material Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [Line Items]
Profit Allocated to Noncontrolling Interests	$ 1,431	$ 52	$ 1,285	$ 974
Accumulated Noncontrolling Interests	$ 11,747		$ 11,158		$ 424
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Proportion of Voting Rights Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Profit Allocated to Noncontrolling Interests	$ 421		$ 312	291
Accumulated Noncontrolling Interests	$ 4,337		$ 4,189
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Proportion of Voting Rights Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Profit Allocated to Noncontrolling Interests	$ 588		$ 604	$ 414
Accumulated Noncontrolling Interests	4,933		4,606
Individually immaterial subsidiaries with noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Accumulated Noncontrolling Interests	$ 2,477		$ 2,363